Restructuring, Repositioning, And Efficiency (Narrative) (Details) - USD ($)	12 Months Ended			93 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Net costs (income) recognized, related to restructuring, repositioning, and efficiency activities	$ 7,000,000	$ 5,300,000	$ 24,900,000
Exit costs	7,300,000	3,800,000	23,100,000
Severance and other employee costs	2,641,000	3,691,000	22,897,000	$ 107,025,000
Lease abandonment expense	4,696,000	131,000	46,000	45,523,000
Mortgage banking (income)/ expense on servicing sales	$ (553,000)	$ 2,192,000	$ 2,635,000	$ 25,449,000